Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss.
Schedule of financial assets

	As at December 31,
	2023	2024
	RMB’000	RMB’000

Wealth management products	925,204	455,016